UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017
Nissan Motor Acceptance Corporation
(Exact name of issuing entity as specified in its charter)
Date of Report (Date of earliest event reported):                            January 23, 2018
Commission File Number of securitizer:                             None
Central Index Key Number of securitizer:                               0001540639
Sean D. Caley, (615) 725-1666
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   *
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   *
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☒

INFORMATION TO BE INCLUDED IN THE REPORT
REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), Nissan Motor Acceptance Corporation ("NMAC") has indicated by check mark that there is no activity to report for the annual period January 1, 2017 to December 31, 2017.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 23, 2018
NISSAN MOTOR ACCEPTANCE CORPORATION (Securitizer)
/s/ Steven W. Hetrick Name: Steven W. Hetrick Title: Treasurer and senior officer in charge of securitization